UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $1,986,004 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    29815   690000 SH       SOLE                   690000        0        0
CARMAX INC                     COM              143130102    49106  2025000 SH       SOLE                  2025000        0        0
CONTINENTAL RESOURCES INC      COM              212015101    40102   935000 SH       SOLE                   935000        0        0
EBAY INC                       COM              278642103    53178  2260000 SH       SOLE                  2260000        0        0
LAMAR ADVERTISING CO           CL A             512815101    57517  1850000 SH       SOLE                  1850000        0        0
LOWES COS INC                  CALL             548661907    72275  3090000 SH  CALL SOLE                  3090000        0        0
MCDONALDS CORP                 COM              580135101   132685  2125000 SH       SOLE                  2125000        0        0
MEAD JOHNSON NUTRITION CO      COM CL A         582839106    35397   810000 SH       SOLE                   810000        0        0
METTLER TOLEDO INTERNATIONAL   COM              592688105    28872   275000 SH       SOLE                   275000        0        0
MONSANTO CO NEW                COM              61166W101    55467   678500 SH       SOLE                   678500        0        0
MSC INDL DIRECT INC            CL A             553530106    44180   940000 SH       SOLE                   940000        0        0
NORTHWEST BANCORP INC PA       COM              667328108    47466  4211671 SH       SOLE                  4211671        0        0
PROCTER & GAMBLE CO            CALL             742718909    46079   760000 SH  CALL SOLE                   760000        0        0
PROCTER & GAMBLE CO            PUT              742718959    46079   760000 SH  PUT  SOLE                   760000        0        0
REPUBLIC SVCS INC              COM              760759100    73346  2590800 SH       SOLE                  2590800        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    62513  1830000 SH       SOLE                  1830000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    53655   500000 SH       SOLE                   500000        0        0
SPDR TR                        CALL             78462F903   393160  3528000 SH       SOLE                  3528000        0        0
SPDR TR                        PUT              78462F953   393160  3528000 SH       SOLE                  3528000        0        0
VERISK ANALYTICS INC           CL A             92345Y106   180186  5950674 SH       SOLE                  5950674        0        0
WELLS FARGO & CO NEW           COM              949746101    91766  3400000 SH       SOLE                  3400000        0        0